Trade Receivables - Summary of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount	$ 50,410	$ 74,978
Expected credit loss		22	$ 9
Gross Carrying Amount
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount	$ 50,410	$ 75,000
Within 3 Months
Disclosure Of Provision Matrix [Line Items]
Expected loss rate		0.03%
Expected credit loss		$ 22
Within 3 Months | Gross Carrying Amount
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount		$ 75,000